Interest Expense (Tables)	12 Months Ended
Dec. 31, 2024
Interest costs [abstract]
Summary of Interest Expense

Interest expense for the years ended December 31, 2024, 2023 and 2022 is outlined below:

	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
Interest on debts and borrowings	$344,568	$427,052	$407,732
Amortization of debt and borrowing transaction costs	31,722	38,393	34,639
Interest for lease liabilities	21,068	22,533	11,792
Capitalized interest	(20,525)	(10,913)	(17,699)
Loss on early extinguishment of debt	—	48,114	—
Bank fees and other	3,653	2,882	2,474
Total interest expense	$380,486	$528,061	$438,938